Notes Payable -Bank	3 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Notes Payable - Bank

NOTE 5 – Notes Payable -Bank

Notes Payable - Bank consists of the following:

Notes payable of BioZone Labs
Borrowings under $2 million line of credit	$1,378,155
$800,000 term loan	587,714

Notes payable of Equalan
$326,0000 term loan	188,252
$2,154,121

These obligations bear interest at an annual rate of Prime plus 0.5% payable monthly and are collateralized by a first priority lien on all of the borrower’s assets. In addition, our President and Chief Scientific Officer and our Executive Vice President, each of whom is a significant shareholder of the Company, have each personally guaranteed full repayment of these loans.

The obligations contain certain negative covenants, including a prohibition on incurring any debt outside of the normal course of business, and certain events of default, including any breach of the negative covenants, certain bankruptcy or insolvency events or a change of ownership of more than 25% of Equalan’s common stock. On August 15, 2011, the lender declared the entire unpaid principal amount and accrued interest of these loans immediately due and payable due to the acquisition of the BioZone Lab Group by the Company. The loans are classified as short term liabilities.